Other disclosures - Credit Risk - Measurement uncertainty - ECL under 100% weighted scenarios for modelled portfolios (Details) £ in Millions	Jun. 30, 2020 GBP (£)		Dec. 31, 2019 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 703,874	[1]	£ 680,053	[2]
Coverage ratio	0.014	[3]	0.01	[4]
Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	[3]	0.001	[4]
Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.032	[3]	0.044	[4]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.376	[3]	0.371	[4]
Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 713,576	[1]	£ 686,683	[2]
Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	562,924	[1]	620,406	[2]
Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	139,976	[1]	57,419	[2]
Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,676	[1]	8,858	[2]
ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,702	[1]	6,630	[2]
ECL [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,842		5,603
ECL [member] | ECL from individually assessed impairments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,026		419
ECL [member] | ECL from non-modelled and other management adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,166)		608
ECL [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,145	[1]	804	[2]
ECL [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,522	[1]	2,543	[2]
ECL [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,035	[1]	3,283	[2]
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 354,912		£ 339,115
Coverage ratio	0.025		0.018
Loans and advances [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 277,094		£ 298,559
Coverage ratio	0.004		0.002
Loans and advances [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 72,698		£ 35,861
Coverage ratio	0.052		0.062
Loans and advances [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5,120		£ 4,695
Coverage ratio	0.438		0.407
Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 363,873		£ 345,423
Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	278,117		299,266
Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	76,649		38,234
Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,107		7,923
Loans and advances [member] | ECL [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,961		6,308
Loans and advances [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,023		707
Loans and advances [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,951		2,373
Loans and advances [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,987		3,228
Home loans [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 156,639		£ 154,479
Coverage ratio	0.003		0.003
Home loans [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 134,590		£ 135,691
Coverage ratio	0		0
Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 20,188		£ 16,979
Coverage ratio	0.004		0.004
Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,861		£ 1,809
Coverage ratio	0.176		0.161
Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 157,141		£ 154,911
Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	134,612		135,713
Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,271		17,043
Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,258		2,155
Home loans [member] | ECL [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	502		432
Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22		22
Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	83		64
Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	397		346
Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL from non-modelled and other management adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			268
Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 45,785		£ 55,296
Coverage ratio	0.12		0.081
Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 35,061		£ 45,470
Coverage ratio	0.021		0.012
Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 9,796		£ 8,752
Coverage ratio	0.231		0.187
Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 928		£ 1,074
Coverage ratio	0.732		0.685
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 52,035		£ 60,180
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	35,829		46,012
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12,743		10,759
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,463		3,409
Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,250		4,884
Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	768		542
Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,947		2,007
Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,535		2,335
Wholesale loans [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 152,488		£ 129,340
Coverage ratio	0.014		0.008
Wholesale loans [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 107,443		£ 117,398
Coverage ratio	0.002		0.001
Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 42,714		£ 10,130
Coverage ratio	0.021		0.029
Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,331		£ 1,812
Coverage ratio	0.312		0.232
Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 154,697		£ 130,332
Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	107,676		117,541
Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	43,635		10,432
Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,386		2,359
Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,209		992
Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	233		143
Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	921		302
Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,055		547
Credit risk [member] | Loans and advances [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 9,842		£ 5,603
Credit risk [member] | Home loans [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0		0
Credit risk [member] | Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.004		0.002
Credit risk [member] | Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.189		0.16
Credit risk [member] | Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 125,380		£ 137,929
Credit risk [member] | Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,058		16,889
Credit risk [member] | Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,750		1,670
Credit risk [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	420		315
Credit risk [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15		6
Credit risk [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	75		41
Credit risk [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 330		£ 268
Credit risk [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.01		0.007
Credit risk [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.157		0.138
Credit risk [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.801		0.731
Credit risk [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 58,303		£ 68,619
Credit risk [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,620		13,406
Credit risk [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,928		3,008
Credit risk [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,653		4,547
Credit risk [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	592		505
Credit risk [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,715		1,844
Credit risk [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,346		£ 2,198
Credit risk [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002		0.001
Credit risk [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.035		0.026
Credit risk [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.049	[5]	0.079	[6]
Credit risk [member] | Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 122,594		£ 160,544
Credit risk [member] | Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	67,528		15,947
Credit risk [member] | Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,864	[5]	1,489	[6]
Credit risk [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,769	[5]	741	[6]
Credit risk [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	293		209
Credit risk [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,385		414
Credit risk [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	91	[5]	118	[6]
Upside 2 [member] | Loans and advances [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7,073		£ 4,913
Upside 2 [member] | Home loans [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0		0
Upside 2 [member] | Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003		0.002
Upside 2 [member] | Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.155		0.157
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 128,154		£ 139,574
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,284		15,245
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,750		1,670
Upside 2 [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	326		299
Upside 2 [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7		4
Upside 2 [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48		33
Upside 2 [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 271		£ 262
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009		0.007
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.144		0.123
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.778		0.716
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 63,114		£ 69,190
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,746		11,449
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,928		3,008
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,959		4,056
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	558		490
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,124		1,412
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,277		£ 2,154
Upside 2 [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002		0.001
Upside 2 [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.03		0.021
Upside 2 [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.043	[5]	0.074	[6]
Upside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 144,825		£ 162,717
Upside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	45,296		13,773
Upside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,864	[5]	1,489	[6]
Upside 2 [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,788	[5]	558	[6]
Upside 2 [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	330		162
Upside 2 [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,378		285
Upside 2 [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	80	[5]	111	[6]
Upside 1 [member] | Loans and advances [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7,777		£ 5,145
Upside 1 [member] | Home loans [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0		0
Upside 1 [member] | Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003		0.002
Upside 1 [member] | Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.156		0.158
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 127,314		£ 138,992
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,124		15,826
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,750		1,670
Upside 1 [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	329		303
Upside 1 [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8		5
Upside 1 [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48		34
Upside 1 [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 273		£ 264
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.01		0.007
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.153		0.129
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.789		0.723
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 62,525		£ 69,012
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,298		12,108
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,928		3,008
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,564		4,231
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	612		495
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,643		1,562
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,309		£ 2,174
Upside 1 [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002		0.001
Upside 1 [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.033		0.022
Upside 1 [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.045	[5]	0.076	[6]
Upside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 145,491		£ 162,058
Upside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	44,631		14,433
Upside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,864	[5]	1,489	[6]
Upside 1 [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,884	[5]	611	[6]
Upside 1 [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	317		174
Upside 1 [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,484		323
Upside 1 [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	83	[5]	114	[6]
Baseline [member] | Loans and advances [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 9,147		£ 5,447
Baseline [member] | Home loans [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0		0
Baseline [member] | Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003		0.002
Baseline [member] | Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.18		0.159
Baseline [member] | Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 126,404		£ 138,249
Baseline [member] | Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,034		16,570
Baseline [member] | Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,750		1,670
Baseline [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	380		307
Baseline [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10		5
Baseline [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	55		36
Baseline [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 315		£ 266
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.01		0.007
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.166		0.135
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.801		0.73
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 61,361		£ 68,388
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,270		13,075
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,928		3,008
Baseline [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,508		4,461
Baseline [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	636		495
Baseline [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,527		1,771
Baseline [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,345		£ 2,195
Baseline [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002		0.001
Baseline [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.038		0.024
Baseline [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.05	[5]	0.079	[6]
Baseline [member] | Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 140,318		£ 161,111
Baseline [member] | Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	49,804		15,380
Baseline [member] | Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,864	[5]	1,489	[6]
Baseline [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,259	[5]	679	[6]
Baseline [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	293		188
Baseline [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,873		374
Baseline [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	93	[5]	117	[6]
Downside 1 [member] | Loans and advances [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 12,210		£ 6,433
Downside 1 [member] | Home loans [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0		0
Downside 1 [member] | Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003		0.003
Downside 1 [member] | Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.217		0.163
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 122,433		£ 136,454
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,005		18,364
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,750		1,670
Downside 1 [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	475		326
Downside 1 [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	25		7
Downside 1 [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	70		47
Downside 1 [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 380		£ 272
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.011		0.007
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.185		0.152
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.817		0.743
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 58,654		£ 68,309
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	26,748		15,663
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,928		3,008
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,007		5,130
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	665		511
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,950		2,384
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,392		£ 2,235
Downside 1 [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002		0.002
Downside 1 [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.045		0.031
Downside 1 [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.052	[5]	0.085	[6]
Downside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 115,054		£ 157,720
Downside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	75,067		18,770
Downside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,864	[5]	1,489	[6]
Downside 1 [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,728	[5]	977	[6]
Downside 1 [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	283		271
Downside 1 [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,349		579
Downside 1 [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	96	[5]	127	[6]
Downside 2 [member] | Loans and advances [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,762		£ 9,462
Downside 2 [member] | Home loans [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002		0
Downside 2 [member] | Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.006		0.008
Downside 2 [member] | Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.266		0.189
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 112,937		£ 132,505
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	32,501		22,314
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,750		1,670
Downside 2 [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	932		505
Downside 2 [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	273		19
Downside 2 [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	194		170
Downside 2 [member] | Home loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 465		£ 316
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.012		0.008
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.202		0.218
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.836		0.762
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 55,410		£ 67,015
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	32,457		19,615
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,928		3,008
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,660		7,105
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	649		528
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,562		4,285
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,449		£ 2,292
Downside 2 [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003		0.002
Downside 2 [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.05		0.043
Downside 2 [member] | Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.058	[5]	0.086	[6]
Downside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 93,598		£ 143,323
Downside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	96,523		33,168
Downside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,864	[5]	1,489	[6]
Downside 2 [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,170	[5]	1,852	[6]
Downside 2 [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	271		297
Downside 2 [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,790		1,427
Downside 2 [member] | Wholesale loans [member] | ECL [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 109	[5]	£ 128	[6]

[1]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value thro ugh other comprehensive income and other assets . These have a total gross exposure of £ 215.6 bn and impairment allowance of £ 176 m. This comprises £ 37 m ECL on £ 209.2 bn stage 1 a ssets, £ 24 m on £ 6.3 bn stage 2 fair value through other comprehe nsive inc ome assets, cash collateral and settlement balances and £ 115 m on £ 115 m stage 3 other assets

[2]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financ ial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £ 149.3 bn and impairment allowance of £ 24 m. This comprises £ 12 m ECL on £ 148.5 bn stage 1 assets, £ 2 m on £ 0.8 bn stage 2 fair value through other comprehensive income assets , cash collateral and settlement balances and £ 10 m on £ 10 m stage 3 other assets

[3]

H120 loan impairment charge represents six months of impairment charge, annualised to calculate the loan loss rate. The loan loss rate for H 120 is 207 bps after applying the total impairment charge of £ 3,738 m

[4]	The loan loss rate is 55 bps after applying the total impairment charge of £ 1,912 m
[5]	Material wholesale loan defaults are individually assessed across different recovery str ategies.
[6]	Material wholesale loan defaults are individually assessed across different recovery strategies.